Business Segments (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011
Segment Reporting Information [Line Items]
Sales	$ 3,502,007,000	$ 3,403,737,000	$ 7,265,088,000	$ 6,939,652,000	$ 13,945,657,000		$ 13,505,426,000		$ 13,082,377,000
Operating income	120,807,000	80,215,000	278,029,000	255,534,000	514,474,000		581,775,000		547,089,000
Interest and other financing costs, net	(102,074,000)	(147,124,000)	(185,427,000)	(260,475,000)	(423,845,000)		(456,807,000)		(451,120,000)
Depreciation and amortization	125,317,000	135,304,000	262,141,000	268,704,000	542,136,000		529,213,000		510,516,000
Income (Loss) Before Income Taxes	18,733,000	(66,909,000)	92,602,000	(4,941,000)	90,629,000		124,968,000		95,969,000
Capital Expenditures and Client Contract Investments and Other					393,100,000	[1]	373,400,000	[1]	300,200,000	[1]
Assets	10,286,631,000		10,286,631,000		10,267,106,000		10,487,354,000
Property and Equipment, net	960,903,000		960,903,000		977,323,000		976,309,000
Food and Support Services - North America
Segment Reporting Information [Line Items]
Sales	2,396,880,000	2,354,315,000	5,017,231,000	4,811,899,000	9,665,200,000		9,413,200,000		9,019,000,000
Operating income	125,416,000	84,238,000	288,550,000	225,789,000	405,100,000		425,600,000		400,500,000
Depreciation and amortization	91,954,000	93,161,000	188,002,000	185,009,000	375,700,000		364,700,000		341,900,000
Capital Expenditures and Client Contract Investments and Other					285,600,000	[1]	281,000,000	[1]	207,900,000	[1]
Assets					6,939,300,000		7,120,800,000
Food and Support Services - International
Segment Reporting Information [Line Items]
Sales	744,163,000	702,154,000	1,519,738,000	1,427,051,000	2,869,200,000		2,729,500,000		2,723,300,000
Operating income	13,163,000	(10,027,000)	40,235,000	9,183,000	66,200,000		89,900,000		79,900,000
Depreciation and amortization	13,916,000	16,019,000	29,375,000	31,798,000	62,500,000		61,000,000		62,600,000
Capital Expenditures and Client Contract Investments and Other					60,700,000	[1]	51,900,000	[1]	58,600,000	[1]
Assets					1,531,200,000		1,527,700,000
Uniform and Career Apparel
Segment Reporting Information [Line Items]
Sales	360,964,000	347,268,000	728,119,000	700,702,000	1,411,300,000		1,362,700,000		1,340,100,000
Operating income	36,564,000	23,277,000	76,859,000	54,373,000	117,300,000		118,100,000		117,300,000
Depreciation and amortization	19,170,000	25,898,000	44,402,000	51,442,000	102,000,000		102,600,000		105,100,000
Capital Expenditures and Client Contract Investments and Other					46,700,000	[1]	40,500,000	[1]	33,300,000	[1]
Assets					1,670,000,000		1,681,700,000
Total Segment Operating Income Excluding Corporate
Segment Reporting Information [Line Items]
Operating income	175,143,000	97,488,000	405,644,000	289,345,000	588,600,000		633,600,000		597,700,000
Corporate
Segment Reporting Information [Line Items]
Operating income	(54,336,000)	(17,273,000)	(127,615,000)	(33,811,000)	(74,200,000)		(51,800,000)		(50,600,000)
Depreciation and amortization	277,000	226,000	362,000	455,000	1,900,000		900,000		900,000
Capital Expenditures and Client Contract Investments and Other					100,000	[1]			400,000	[1]
Assets					126,600,000		157,200,000
United States [Member]
Segment Reporting Information [Line Items]
Sales					10,025,000,000		9,729,600,000		9,369,600,000
Property and Equipment, net					789,400,000		790,100,000
Foreign [Member]
Segment Reporting Information [Line Items]
Sales					3,920,700,000		3,775,800,000		3,712,800,000
Property and Equipment, net					$ 187,900,000		$ 186,200,000

[1]	Includes amounts acquired in business combinations